CONSECO FUND GROUP

                                TABLE OF CONTENTS

CONSECO FUND GROUP                                             PAGE

Report to Shareholders ....................................       2

Statement of Assets and Liabilities as of
  April 30, 1998 ...........................................      3

Statement of Operations for the period from inception
  (January 2, 1998) through April 30, 1998 ................       4

Statement of Changes in Net Assets for the period of
  inception (January 2, 1998) through April 30, 1998 ......       5

Notes to Financial Statements as of April 30, 1998 ........    6-11


AMR INVESTMENT SERVICES

Schedule of Investments as of April 30, 1998 ..............   12-22

Industry Diversification ..................................      23

Statement of Assets and Liabilities as of April 30, 1998 ..      24

Statement of Operations - Six months ended April 30, 1998 .      25

Statement of Changes in Net Assets ........................      26

Notes to Financial Statements as of April 30, 1998 ........   27-30

                               CONSECO FUND GROUP

                             REPORT TO SHAREHOLDERS

Dear Shareholder,

We are pleased to present the performance of the Conseco International Fund for the period from inception (January 2, 1998) through April 30, 1998. The Fund is managed by AMR Investments, Inc. and invests in the International Equity Portfolio of AMR Investments Services Trust, which, in turn, invests primarily in equity securities of issuers based outside the United States.

The following market recap comes directly from William Quinn, President of AMR Investments, Inc.

         DESPITE THE STRONG FOREIGN MARKET RETURNS OVER THE PAST SIX MONTHS, THERE WAS A MARKED DISPARITY AMONG DIFFERENT COUNTRIES AND REGIONS. EUROPEAN MARKETS WERE SWEPT UP IN THE EUPHORIA OF EUROPEAN MONETARY UNION (EMU) AND LOWER INTEREST RATES WHICH HAVE DRIVEN INVESTORS INTO THE EQUITY MARKETS. HOWEVER THE JAPANESE MARKET, DESPITE STRENGTH EARLY IN 1998, REMAINED DISAPPOINTING AS THE CONTENT OF THE LATEST STIMULUS
         PACKAGE, COMBINED WITH SLUMPING ECONOMIC GROWTH AND AN UNCERTAIN OUTCOME TO THE REGION'S CRISIS, NEGATIVELY IMPACTED INVESTOR SENTIMENT.

         WITH THE EXCEPTION OF NORWAY, EACH EUROPEAN MARKET GENERATED POSITIVE RETURNS. THE DRIVE TOWARD EMU BOOSTED INVESTOR CONFIDENCE DURING THE QUARTER AS INTEREST RATES FELL AND INFLATION REMAINED SUBDUED. MANY HURDLES HAVE BEEN CROSSED AS ELEVEN COUNTRIES (AUSTRIA, BELGIUM, FINLAND, FRANCE, GERMANY, IRELAND, ITALY, LUXEMBOURG, NETHERLANDS, PORTUGAL AND SPAIN) HAVE EMERGED AS ENTRANTS INTO EMU IN 1999.

         DESPITE THE NEAR-PERFECT CONDITIONS (LOW INFLATION, MODERATE ECONOMIC GROWTH AND STRONG INVESTOR CASH FLOWS) EUROPEAN EQUITY VALUATIONS REMAIN HIGH VERSUS HISTORICAL LEVELS. INVESTORS WILL NEED TO FOCUS ONE EYE ON SEARCHING FOR HIDDEN VALUE (FOR EXAMPLE, COMPANIES SOLD DOWN ON ONE-TIME EARNINGS DISAPPOINTMENTS) WHILE THE OTHER EYE SEARCHES FOR THE FIRST HINT OF TROUBLE (AN UPTICK IN INFLATION OR THE UNCERTAINTY THAT THE EMU BRINGS).

         JAPAN'S RETURN OF APPROXIMATELY NEGATIVE 10% FOR THE SIX MONTHS ENDED APRIL 30, RANKED IT SECOND TO LAST, JUST AHEAD OF MALAYSIA, AMONG THE 21 MARKETS THAT COMPRISE THE EAFE INDEX (THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX). EACH ASIAN MARKET, WITH THE EXCEPTION OF THE PERIPHERAL MARKET OF AUSTRALIA, GENERATED A NEGATIVE RETURN FOR THE SIX MONTH PERIOD, AS JUST PRIOR TO THE FUND'S FISCAL YEAR-END THE CRISIS IN ASIA REACHED ITS PEAK AND THE CURRENCY CONTAGION BECAME MORE WIDESPREAD. AS INVESTOR SENTIMENT IN THE REGION REACHED ALL-TIME LOWS, A DISAPPOINTING GOVERNMENT STIMULUS PACKAGE IN JAPAN (LOWER INCOME TAXES AND THE PLEDGE OF PUBLIC FUNDS TO SUPPORT THE BANKING SYSTEM) WAS VIEWED AS TOO LITTLE AND TOO LATE BY INVESTORS AS ECONOMIC INDICATORS DEPICTED AN ECONOMY GOING NOWHERE.

         IN JAPAN, THE FOCUS WILL CONTINUE TO BE ON THE JAPANESE GOVERNMENT AND ITS ATTEMPTS TO MOVE THE ECONOMY BACK ONTO A GROWTH PATH. PRIOR STIMULUS PACKAGES HAVE BEEN DISAPPOINTING AS THEY HAVE BEEN TEMPORARY IN NATURE AND HAVE NOT FOCUSED ON FUNDAMENTAL CHANGES. HOWEVER, DESPITE THE EIGHT YEAR BEAR MARKET AND FIVE FAILED STIMULUS PACKAGES, THE LIKELIHOOD OF FUNDAMENTAL CHANGE IS NOT HIGH.

         ALTHOUGH INDIVIDUAL STOCK BARGAINS MAY APPEAR, THE OUTLOOK FOR THE REST OF ASIA REMAINS POOR. DESPITE THE PRESENCE OF THE IMF (INTERNATIONAL MONETARY FUND), INVESTOR SENTIMENT IS SHAKEN IN THE REGION AS ADHERING TO THE IMF GUIDELINES HAS COME INTO QUESTION WHILE THE EXTENT OF THE SLOWDOWN IS JUST BEGINNING TO TAKE SHAPE. NEAR TERM, THE OUTLOOK IS FOR LOW GROWTH, HIGH INFLATION, PROFIT DECLINES AND BALANCE SHEET REFINANCINGS. UNLIKE THE 1994-95 MEXICAN PESO CRISIS, WHICH HAD THE US ECONOMIC ENGINE TO SPUR ECONOMIC ACTIVITY, JAPAN HAS NOT BEEN ABLE TO PROVIDE THAT STIMULUS TO THE REST OF ASIA.

                                   - WILLIAM F. QUINN
                                     PRESIDENT, AMR INVESTMENTS, INC.

Conseco Fund Group is committed to providing you with a wide range of investment products designed to help you take the next step toward your financial goals. We appreciate your support, and look forward to serving you in the future.

Sincerely,

Maxwell E. Bublitz, CFA
President & CEO
Conseco Capital Management, Inc.

                               CONSECO FUND GROUP

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                   (unaudited)

                                                                                     Conseco
                                                                                  International
                                                                                       Fund
                                                                                       ----
Assets:
    Investments in Portfolio at value (cost: $10,257,958) .......................   $11,592,688
    Receivable for Fund shares sold .............................................        13,249
    Organizational costs ........................................................       109,861
                                                                                    -----------
            Total assets ........................................................   $11,715,798
                                                                                    -----------

Liabilities and net assets:
    Payable to Conseco, Inc. and subsidiaries ...................................       121,753
    Accrued expenses ............................................................        35,069
                                                                                    -----------
            Total liabilities ...................................................       156,822
                                                                                    -----------
            Net assets ..........................................................   $11,558,976
                                                                                    ===========

Net assets consist of:
    Paid in capital .............................................................    10,006,078
    Accumulated undistributed net investment income .............................        19,967
    Accumulated undistributed net realized gains on investments and foreign
      currency transactions .....................................................       198,201
    Net change in unrealized appreciation on investments and foreign currency
      translations ..............................................................     1,334,730
                                                                                    -----------
            Net assets ..........................................................   $11,558,976
                                                                                    ===========

Net asset value, redemption price and offering price per share:
  Class A Shares:
    Shares outstanding ..........................................................     1,000,460
    Net assets ..................................................................   $11,556,968
    Net asset value and redemption price per share ..............................   $     11.55
    Maximum sales charge per share (5 3/4 percent of offering price) ............           .70
    Maximum offering price per share ............................................   $     12.25

  Class C Shares:
    Shares outstanding ..........................................................           174
    Net assets ..................................................................   $     2,008
    Net asset value per share ...................................................   $     11.54
    Redemption proceeds per share (contingent deferred sales charge per share,
      1 percent of net asset value at time of purchase or net asset value at time
      of redemption, whichever is less) .........................................   $     11.42






   The accompanying notes are an integral part of these financial statements.

                               CONSECO FUND GROUP

                             STATEMENT OF OPERATIONS
     FOR THE PERIOD FROM INCEPTION (JANUARY 2, 1998) THROUGH APRIL 30, 1998
                                   (UNAUDITED)

                                                                              Conseco
                                                                           International
                                                                               Fund
                                                                               ----
Investment income allocated from Portfolio:
    Interest income .....................................................   $    12,881
    Dividends (net of foreign taxes of ($10,124) in the Portfolio) ......        84,434
    Income derived from securities lending, net .........................           752
    Portfolio expenses ..................................................       (18,058)
                                                                            -----------
            Total investment income allocated from Portfolio ............        80,009
                                                                            -----------

Expenses:
    Administrative fee (Note 3) .........................................        26,034
    Transfer agent fee ..................................................         7,627
    Reports - printing ..................................................         3,814
    Insurance ...........................................................         3,134
    Audit fees ..........................................................         3,178
    Director fees and expenses ..........................................         2,262
    Legal fees ..........................................................         3,178
    Amortization of organizational costs ................................         7,456
    Custody fees ........................................................         3,814
    Distribution and service fees (Note 3) ..............................        17,357
    Other ...............................................................         3,786
                                                                            -----------
            Total expenses ..............................................        81,640
                                                                            -----------
    Fees waived and/or charged to subsidiaries of Conseco, Inc. (Note 3)        (21,598)
                                                                            -----------
            Net expenses ................................................        60,042
                                                                            -----------
            Net investment income .......................................        19,967
                                                                            -----------
Net realized gains on investments and foreign currency transactions .....       198,201
Net change in unrealized appreciation of investments and foreign currency
    translations ........................................................     1,334,730
                                                                            -----------
            Net increase in net assets from operations ..................   $ 1,552,898
                                                                            ===========






   The accompanying notes are an integral part of these financial statements.

                               CONSECO FUND GROUP

                       STATEMENT OF CHANGES IN NET ASSETS
     FOR THE PERIOD FROM INCEPTION (JANUARY 2, 1998) THROUGH APRIL 30, 1998
                                   (unaudited)

                                                                           Conseco
                                                                        International
                                                                             Fund
                                                                             ----
Changes from operations:
    Net investment income ............................................   $    19,967
    Net realized gains on investments and foreign currency
        transactions .................................................       198,201
    Net change in unrealized appreciation of investments and foreign
        currency translations ........................................     1,334,730
                                                                         -----------
            Net increase in net assets from operations ...............     1,552,898
                                                                         -----------

Capital share transactions:
    Net proceeds from sales of shares ................................    10,006,078
    Cost of shares redeemed ..........................................            --
                                                                         -----------

            Net increase in net assets from capital share transactions    10,006,078
                                                                         -----------
            Total net increase in net assets .........................    11,558,976
                                                                         -----------
Net assets, beginning of period ......................................            --

Net assets, end of period ............................................   $11,558,976
                                                                         ===========

Share data:
  Class A Shares:
    Sold .............................................................     1,000,460

  Class C Shares:
    Sold .............................................................           174








   The accompanying notes are an integral part of these financial statements.

                               CONSECO FUND GROUP

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1998
                                   (unaudited)

1.   ORGANIZATION

     Conseco Fund Group (the "Trust") is an open-end diversified management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a "series" type of mutual fund which issues separate series of shares of beneficial interest, each of which represents a separate diversified portfolio of investments. The Trust consists of six series as follows: Conseco Fixed Income Fund, Conseco High Yield Fund, Conseco Asset Allocation Fund, Conseco Equity Fund, Conseco International Fund and Conseco 20 Fund. Each has its own investment objective and investment policies. The Trust offers four classes of shares: Class A, Class B, Class C and Class Y. Sales of Class A shares may be subject to a front-end sales charge. Sales of Class B and Class C shares are subject to a contingent deferred sales charge (as a percentage of net asset value at time of purchase or net asset value at the time of redemption, whichever is less). Class Y shares are available with no sales charge to certain institutional investors and qualifying individual investors. The Trust is authorized to issue an unlimited number of shares.

     The Conseco International Fund (the "Fund") seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing all of its investable assets in the International Equity Portfolio (the "Portfolio") of the AMR Investment Services Trust (the "AMR Trust"), which invests primarily in equity securities of issuers outside the United States. The Portfolio invests in securities in accordance with an investment objective, policies and limitations substantially similar to those of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio. The Fund became operational and available for sale on January 2, 1998. There were no Class B or Class Y share sales for the period from inception (January 2, 1998) through April 30, 1998.

     The value of the Fund's investment reflects a proportionate interest in the net assets of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The Portfolio is a separate investment company managed by AMR Investment Services, Inc. ("AMR"). AMR is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

2.   SIGNIFICANT ACCOUNTING POLICIES

     SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

     Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     The price per share is calculated separately for the Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

     The Fund records its share of net investment income and realized and unrealized gain (loss) in the Portfolio each day. All net investment income and realized and unrealized gain (loss) of the Portfolio are allocated pro rata to the Fund and other investors in the Portfolio at the time of such determination.

                               CONSECO FUND GROUP

                                 APRIL 30, 1998
                                   (unaudited)

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income will be declared and distributed annually. However, the Trustees may decide to declare dividends at other intervals.

     Dividends to shareholders from net investment income are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund to which such gains are attributable.

     ORGANIZATIONAL COSTS

     Costs incurred by the Fund in connection with their organization and public offering of shares totaling $117,317 have been deferred and will be amortized over a period of approximately 5 years beginning with the initial date of sale of shares to the public. The costs were advanced by Conseco, Inc. ("Conseco"), a publicly owned financial services company, and will be reimbursed by the Fund over a period of approximately 5 years. The proceeds of any redemption of the initial shares by any holder thereof will be reduced by any unamortized organizational costs in the same proportion as the number of initial shares being redeemed to the number of initial shares outstanding at the time of such redemption.

     FEDERAL INCOME TAXES

     For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gain to its shareholders annually or otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

     EXPENSES

     Expenses directly attributable to a Fund are charged to operations. Expenses directly attributable to a Class of shares are charged to that Class. The Fund pays expenses of Trustees who are not affiliated persons of the Adviser or the Trust.

3.   AGREEMENTS

     INVESTMENT ADVISORY AGREEMENT

     Conseco Capital Management, Inc. (the "Adviser"), a wholly owned subsidiary of Conseco, serves as the Trust's investment adviser to the Fund pursuant an investment advisory agreement. The Adviser supervises the Trust's management and investment program, performs a variety of administrative services and pays all compensation of officers and Trustees of the Trust, who are affiliated persons of the Adviser or Trust. The Adviser is responsible for selecting the investment company in which the Fund invests. If the Adviser is not satisfied with the performance

                               CONSECO FUND GROUP

                                 APRIL 30, 1998
                                   (unaudited)

     INVESTMENT ADVISORY AGREEMENT, CONTINUED

of that investment company, the Adviser will recommend to the Board of Trustees of the Trust other investment companies in which the Fund may invest, or recommend that the Adviser manage the Fund itself.

     Under the terms of the Investment Advisory Agreement, the Adviser has contracted to receive an investment advisory fee equal to an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all of its fees under the agreement so long as the Fund invests all of its investable assets in the Portfolio or another investment company with substantially the same investment objective and policies. If the aforementioned agreement had not been in effect during the period, the advisory fees for Class A and Class C shares would have been $34,712.

     MANAGEMENT AGREEMENT

     AMR has entered into a Management Agreement with AMR Trust that obligates AMR to provide or oversee all administrative, investment advisory and portfolio management services for the AMR Trust, including the International Portfolio. AMR bears the expense of providing the above services and pays the fees of the investment advisers of the Portfolio. As compensation, for performing the duties required under the Management Agreement, AMR receives an annualized advisory fee of .10% that is calculated and accrued daily on the average daily net assets for the Portfolio. Additionally, the International Fund is responsible for its pro rata portion of the Portfolio's expenses. The total fees incurred for such services for the period from inception (January 2, 1998) through April 30, 1998 with respect to Class A and Class C shares were $18,058.

     ADMINISTRATIVE AGREEMENT

     Conseco Services, LLC (the "Administrator"), a wholly owned subsidiary of Conseco, supervises the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, supervises the maintenance of books and records of the Fund and provides other general and administrative services. For providing these services, the Administrator receives compensation at the annual rate of .75% of the average daily net assets of the Fund. The Administrator has voluntarily agreed to waive its fees and/or reimburse the Fund to the extent that the ratio of expenses to net assets on an annual basis exceeds 2.25% for Class A shares and 2.75% for Class C shares. The total fees incurred for such services for the period from inception (January 2, 1998) through April 30, 1998 with respect to Class A and Class C shares were $26,034.

     DISTRIBUTION ARRANGEMENTS

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly owned subsidiary of Conseco, serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement, initially approved by the Board of Trustees. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of the Fund will be continuously offered and are sold by brokers, dealers and other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature.

     The Trust has adopted distribution and service plans (the "Plans"), dated December 31, 1997, for Class A and Class C shares of the Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act, and the requirements of the applicable rules for the NASD regarding asset based sales charges.

                               CONSECO FUND GROUP

                                 APRIL 30, 1998
                                   (unaudited)

DISTRIBUTION ARRANGEMENTS, CONTINUED

     Pursuant to the Plans, the Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Class A and Class C shares of the Fund and for maintenance and personal service provided to existing Class A and Class C shareholders, respectively. The Fund's Plan authorizes payments to the Distributor up to .50% for Class A shares and 1.00% for Class C shares annually of the Fund's average daily net assets attributable to Class A shares and Class C shares, respectively. The Plans provide for periodic payments by the distributor to brokers, dealers and financial intermediaries for providing shareholder services to accounts that hold Class A and Class C shares and for promotional and other sales related costs. The Distributor has voluntarily agreed to waive its fees and/or reimburse the Fund to the extent that the ratio of expenses to net assets on an annual basis exceeds 2.25% for Class A shares and 2.75% for Class C shares. The total fees incurred under the Plans for such services for Class A shares for the period from inception (January 2, 1998) through April 30, 1998, were $17,356. Due to the fact the date of the initial investment in Class C shares was not until April 8, 1998, the distribution fees incurred under the Plans for such services were minimal for the period.

                               CONSECO FUND GROUP

                                 APRIL 30, 1998
                                   (unaudited)

4.   FINANCIAL HIGHLIGHTS

                                                                     For the period from inception
                                                                       (January 2, 1998) through
                                                                            April 30, 1998
                                                                            --------------
                                                                               Conseco
                                                                             International
                                                                                 Fund
                                                                                 ----
Class A Shares

Net asset value per share, beginning of period ..........................          $10.00

Income from investment operations (a):
    Net investment income ...............................................             .02
    Net realized gains and change in unrealized appreciation
        on investments ..................................................            1.53
                                                                              -----------
            Net asset value per share, end of period ....................          $11.55
                                                                              ===========
Total return (not annualized) (b) (c) ...................................          15.50%

Ratios/supplemental data (c):
    Net assets, end of period ...........................................     $11,556,968
    Ratio of expenses to average net assets (annualized) (b) ............           2.25%
    Ratio of net investment income to average net assets (annualized) (b)            .59%

---------------------------
(a) Per share amounts presented are based on daily shares outstanding during the period from inception (January 2, 1998) through April 30, 1998.
(b) The Adviser, Administrator and Distributor have voluntarily agreed to waive their fees and/or reimburse Fund expense to the extent that the ratio of expenses to average net assets would exceed on an annual basis
       2.25 percent for Class A. These voluntary limits may be discontinued by the Adviser, Administrator and Distributor at any time after April 30, 1999. If the aforementioned agreements had not been in effect during the period, the annualized ratio of expenses to average net assets would have been 2.94 percent.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.

                               CONSECO FUND GROUP

                                 APRIL 30, 1998
                                   (unaudited)

4.   FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                   For the period from inception
                                                                                     (January 2, 1998) through
                                                                                           April 30, 1998
                                                                                               Conseco
                                                                                            International
                                                                                                 Fund
                                                                                                 ----
    Class C Shares

    Net asset value per share, beginning of period...............................               $11.50

    Income from investment operations (a):
        Net investment income....................................................                    -
        Net realized gains and change in unrealized appreciation
            on investments.......................................................                  .04
                                                                                          ------------


                Net asset value per share, end of period.........................               $11.54
                                                                                          ============
    Total return (not annualized) (b) (c)........................................                 .35%

    Ratios/supplemental data (c):
        Net assets, end of period................................................               $2,008
        Ratio of expenses to average net assets (annualized) (b).................                2.75%
        Ratio of net investment income to average net assets (annualized) (b)....                 .14%

--------------------------
(a) Per share amounts presented are based on daily shares outstanding from the date of initial investment (April 8, 1998) through April 30, 1998.
(b) The Adviser, Administrator and Distributor have voluntarily agreed to waive their fees and/or reimburse Fund expense to the extent that the ratio of expenses to average net assets would exceed on an annual basis 2.75 percent for Class C. These voluntary limits may be discontinued by the Adviser, Administrator and Distributor at any time after April 30, 1999. If the aforementioned agreements had not been in effect during the period, the annualized ratio of expenses to average net assets would have been 3.48 percent.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
                               Shares         Value
                               ---------    -----------
                                (dollars in thousands)
AUSTRALIA COMMON STOCKS - 4.05%
Australia & New Zealand
  Banking Group..............  1,147,152    $     8,005
Brambles Industries,
  Limited....................    166,700          3,436
CSR, Limited.................    199,200            636
Foster's Brewing Group,
  Limited....................  1,900,300          4,138
GIO Australia Holdings,
  Limited....................  1,191,949          3,419
Goodman Fielder, Limited.....  1,150,000          1,784
Mayne Nickless, Limited......    625,000          3,375
News Corporation, Limited....    210,000          1,408
News Corporation Preferred
  Rights.....................    345,000          1,943
Pioneer International,
  Limited....................  2,054,675          5,867
QBE Insurance Group, Limited.  1,149,636          5,277
RGC, Limited.................    550,000            753
WMC, Limited.................    785,000          2,794
                                            -----------
    TOTAL AUSTRALIA COMMON
      STOCKS.................                    42,835
                                            -----------
AUSTRIA -- 1.11%
PREFERRED STOCKS -- 0.32%
Bank Austria AG..............     44,000          3,401
                                            -----------
    TOTAL AUSTRIA PREFERRED
      STOCKS.................                     3,401
                                            -----------
COMMON STOCKS -- 0.79%
Boehler-Uddeholm AG..........     60,185          4,437
Evn Energie-Versorgung
  Niederroesterreich AG......      7,960          1,176
Mayr-Melnhof Karton AG.......     16,000          1,110
VA Technologie AG............     11,000          1,581
                                            -----------
    TOTAL AUSTRIA COMMON
      STOCKS.................                     8,304
                                            -----------
    TOTAL AUSTRIA............                    11,705
                                            -----------
BELGIUM COMMON STOCKS - 0.53%
Electrabel SA................      8,800          2,336
GIB Holdings, Limited, NPV...     29,000          1,425
Solvay Et Cie, NPV...........     25,000          1,880
                                            -----------
    TOTAL BELGIUM COMMON
      STOCKS.................                     5,641
                                            -----------
CANADA COMMON STOCKS - 4.11%
Alcan Aluminum, Limited......     97,000          3,147
Anderson Exploration,
  Limited....................    170,000          2,068
Canadian Imperial Bank of
  Commerce...................    157,200          5,588
IMASCO, Limited..............    119,000          4,480
Methanex Corporation.........    275,000          2,394
Newbridge Network............    100,000          2,929
Noranda, Incorporated........    254,875          5,257
Oshawa Group, Limited........     66,000          1,061
Potash Corporation of
  Saskatchewan...............     40,704          3,625
Ranger Oil, Limited..........    116,200            808
Renaissance Energy...........    334,200          6,437
Telus Corporation............    210,000          5,660
                                            -----------
    TOTAL CANADA COMMON
      STOCKS.................                    43,454
                                            -----------
DENMARK COMMON STOCKS - 0.69%
BG Bank......................     20,750          1,213
Den Danske Bank..............     12,000          1,455
Teledanmark AS, "B"..........     16,700          1,403
Unidanmark AS, "A"...........     38,200          3,210
                                            -----------
    TOTAL DENMARK COMMON
      STOCKS.................                     7,281
                                            -----------
FINLAND COMMON STOCKS - 2.85%
Enso-Gutzeit OY, "R".........    212,000          2,257
Huhtamaki Group I Free.......     27,500          1,590
Merita Bank, Limited.........    785,000          5,259
Metra OY,"B".................    194,295          4,886
Metsa-Serla OY, "B"..........    100,000          1,037
Nokia OY, "A"................     87,000          5,845
Rauma OY.....................     83,277          1,559
UPM-Kymmene OY...............    254,280          7,631
                                            -----------
    TOTAL FINLAND COMMON
      STOCKS.................                    30,064
                                            -----------
FRANCE COMMON STOCKS - 9.56%
Alcatel Alsthom CG...........     47,200          8,745
Axa SA.......................     35,542          4,170
Banque Nationale de Paris....     45,000          3,791
Bongrain SA..................      2,274          1,171
Elf Aquitaine SA.............    117,700         15,432
France Telecom SA............    105,300          5,727
Groupe Danone................     40,300          9,510
La Farge.....................      5,415            497
La Farge-Coppee SA...........     64,983          6,134
Pechiney SA..................     51,800          2,316
Pernod-Ricard................     70,689          4,875
Rhone-Poulenc, "A"...........    126,100          6,163
Sa Des Galeries Lafayette....        162            142
Saint Gobain.................     21,848          3,638
Schneider SA.................     43,000          3,215
Scor SA......................     31,500          1,941
Seita........................    115,202          5,169
Societe Generale.............     37,984          7,903
Total Petroleum Company, "B".     57,100          6,784
Usinor Sacilor...............    248,752          3,720
                                            -----------
    TOTAL FRANCE COMMON
      STOCKS.................                   101,043
                                            -----------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
GERMANY - 4.45%
PREFERRED STOCKS - 0.97%
Dyckerhoff AG................     14,274    $     4,916
Herlitz AG...................     23,947          1,455
Volkswagen AG................      6,570          3,899
                                            -----------
    TOTAL GERMANY PREFERRED
      STOCKS.................                    10,270
                                            -----------
COMMON STOCKS - 3.48%
BASF AG......................    120,300          5,356
BAYER AG.....................    149,125          6,632
BBS Kraftfahrzeugtechnik.....      1,526            269
Commerzbank AG...............    134,500          5,187
Deutsche Bank AG.............     36,000          2,770
Hoechst AG...................     41,700          1,682
Karstadt AG..................      4,000          1,806
Muenchener Rueckversicherungs
  AG.........................      7,160          2,434
Varta AG
  (non-income producing).....      1,440            286
Veba AG......................     93,500          6,179
Viag AG......................      7,340          3,718
Volkswagen AG................        505            402
                                            -----------
    TOTAL GERMANY COMMON
      STOCKS.................                    36,721
                                            -----------
    TOTAL GERMANY............                    46,991
                                            -----------
HONG KONG COMMON STOCKS - 3.57%
Asia Satellite
  Telecommunications
  Holdings, Limited..........    275,000            506
Cheung Kong Holdings,
  Limited....................    355,000          2,360
China Light and Power
  Company....................    818,000          3,928
Dickson Concepts
  (International), Limited...    643,000            888
Hang Lung Development
  Company, Limited...........  3,155,000          4,114
Hong Kong Aircraft
  Engineering Company,
  Limited....................      7,200             13
Hong Kong Electric
  Holdings...................    793,400          2,438
Hong Kong Telecommunications,
  Limited....................  1,024,400          1,918
HSBC Holdings, Limited.......    114,500          3,267
Hutchinson Whampoa,
  Limited....................    300,000          1,855
Hysan Development............    496,000            704
Hysan Development Company,
  Limited....................     49,600              1
National Mutual of Asia,
  Limited....................  1,700,000          1,361
New World Development
  Company, Limited...........    919,000          2,616
Peregrine Investments
  Holdings, Limited..........    605,000            336
Peregrine Investments
  Holdings, Limited
  Warrants...................     55,000              1
South China Morning Post.....  7,886,000          4,734
Swire Pacific, Limited,
  "A"........................    632,500            539
Swire Pacific, Limited "B"...  1,234,500          6,168
                                            -----------
    TOTAL HONG KONG COMMON
      STOCKS.................                    37,747
                                            -----------
IRELAND COMMON STOCKS - 0.73%
Jefferson Smurfit............  2,063,082          7,678
                                            -----------
    TOTAL IRELAND COMMON
      STOCKS.................                     7,678
                                            -----------
ITALY - 3.16%
PREFERRED STOCK - 0.20%
Concessioni E Costruzioni
  Autostrade.................    525,000          2,053
                                            -----------
    TOTAL ITALY PREFERRED
      STOCK..................                     2,053
                                            -----------
COMMON STOCKS - 2.96%
Burgo (Cartiere) SPA.........    225,020          1,803
Danieli Group................     94,960             25
Danieli Group Risp...........     94,960            504
Eni SPA......................    941,380          6,319
Fiat SPA.....................    775,000          3,073
Instituto Nazionale Delle
  Assicurazioni..............  1,000,000          2,988
Mediaset.....................    541,100          3,542
STET Risp Non Convertible....    550,000          4,113
STET Telecom Italia Risp.....  1,696,500          8,942
                                            -----------
    TOTAL ITALY COMMON
      STOCKS.................                    31,309
                                            -----------
    TOTAL ITALY..............                    33,362
                                            -----------
JAPAN COMMON STOCKS - 9.87%
Aisin Seiki Company,
  Limited....................    300,000          2,881
Aoyama Trading Company.......     68,100          1,572
Best Denki Company...........     26,000            148
Canon, Incorporated..........     54,000          1,279
Central Japan Railway........        500          1,718
Chudenko Corporation.........     33,000            764
Daibiru Corporation..........    240,000          1,615
Daicel Chemical..............    859,000          1,502
Eisai Company................    101,000          1,452
Fuji Photo Film..............    203,000          7,236
Fujisawa Pharmaceutical
  Company....................     77,000            751
Hitachi Zosen Corporation....    212,000            324
Hitachi, Limited.............    324,000          2,327
Japan Tobacco................        950          6,809
Kanamoto Company.............     51,000            239
KAO Corporation..............    365,000          5,373
Kioto Manufacturing Company,
  Limited....................    432,000          2,223
Kyocera Corporation..........    108,000          5,673
Makita Corporation...........     33,000            360
Matsushita Electric
  Industrial Company.........    304,000          4,878
Matsuzakaya Company..........    266,000          1,158
MOS Food Services............     97,000          1,237
NKK Corporation..............  1,200,000          1,044

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
NEC Corporation..............     79,000    $       891
Namco........................    150,000          3,048
Nichicon Corporation.........    293,000          3,193
Nichido Fire & Marine
  Insurance..................    393,000          2,109
Nintendo Company, Limited....     64,400          5,917
Nippon Telephone & Telegraph
  Company....................        370          3,248
Okumura Corporation..........    420,000          1,558
Ono Pharmaceutical...........     64,000          1,395
Promise Company, Limited.....    106,800          5,432
Ryosan Company...............      9,000            129
Sekisui Chemical Company,
  Limited....................    311,000          1,711
Shionogi & Company...........    173,000            940
Showa Sangyo Company.........    593,000          1,158
Sony Corporation.............     80,800          6,733
Sumitomo Marine & Fire
  Insurance..................    442,000          2,639
Sumitomo Rubber Industries...     77,000            455
Suzuki Motor Company,
  Limited....................    193,000          1,662
Toyo Seikan Kaisha...........    198,000          2,555
Yamanouchi Pharmaceutical....    127,000          3,009
Yamato Kogyo Company,
  Limited....................    120,000            896
Yodogawa Steel Works.........    499,000          2,115
Yoshitomi Pharmaceutical.....    185,000            976
                                            -----------
    TOTAL JAPAN COMMON
      STOCKS.................                   104,332
                                            -----------
MALAYSIA COMMON STOCKS - 0.44%
Genting BHD..................    508,700          1,687
Golden Hope Plantations
  BHD........................  1,668,000          2,060
Hicom Holdings BHD...........    529,300            209
Malaysian International
  Shipping Corporation BHD...    402,666            700
                                            -----------
    TOTAL MALAYSIA COMMON
      STOCKS.................                     4,656
                                            -----------
MEXICO COMMON STOCKS - 0.60%
Alfa, SA.....................    121,000            660
Consorcio Grupo Dina Sa De C
  V..........................    367,625          1,907
Grupo Mexico SA, Series
  "B"........................    435,000          1,409
Grupo Mexico SA, Series
  "L"........................     63,000            200
Industrias Penoles...........    215,000            886
Vitro Sa.....................    335,000          1,243
                                            -----------
    TOTAL MEXICO COMMON
      STOCKS.................                     6,305
                                            -----------
NETHERLANDS COMMON STOCKS - 6.47%
ABN AMRO Holdings NV.........    447,715         10,902
Akzo Nobel NV................     66,750         13,578
Fortis Amev NV...............     51,654          3,022
Hollandsche Beton Groep NV...    158,040          3,293
Ing Groep NV.................    235,577         15,309
Kon PTT Nederland............    129,410          6,687
Koninklijke Bijenkorf
  Beheer NV..................     17,400          1,240
Koninklijke KNP BT...........     58,010          1,593
Phillips Electronics.........    112,900          9,946
Unilever NV..................     40,000          2,847
                                            -----------
    TOTAL NETHERLANDS COMMON
      STOCKS.................                    68,417
                                            -----------
                                     Par
                                  Amount
                               ---------
NEW ZEALAND - 0.70%
FOREIGN BONDS - 0.01%
Brierley Investments, Limited
  Subordinated Convertible,
  9.00%, Due 6/30/1998.......  $      63             35
                                            -----------
    TOTAL NEW ZEALAND FOREIGN
      BONDS..................                        35
                                            -----------
                                  Shares
                               ---------
COMMON STOCKS - 0.69%
Brierley Investments,
  Limited....................  1,691,262            977
Carter Holt Harvey,
  Limited....................    605,889            805
Fisher & Paykel, Limited.....    660,000          1,962
Fletcher Challenge
  Building...................    775,250          1,568
Fletcher Challenge Forest....      8,284              5
Fletcher Challenge Paper.....    365,000            537
Lion Nathan, Limited.........    534,700          1,420
                                            -----------
    TOTAL NEW ZEALAND COMMON
      STOCKS.................                     7,274
                                            -----------
    TOTAL NEW ZEALAND........                     7,309
                                            -----------
NORWAY COMMON STOCKS - 1.79%
Den Norsk Bank, Series A.....    270,000          1,419
Kvaerner Industries AS.......    117,289          5,140
Norsk Hydro AS...............     60,000          2,993
Nycomed AS, Series B.........    190,771          6,190
Saga Petroleum...............     10,175            202
Saga Petroleum, Series B Free    100,000          1,783
Unitor AS....................     80,000          1,234
                                            -----------
    TOTAL NORWAY COMMON
      STOCKS.................                    18,961
                                            -----------
SINGAPORE COMMON STOCKS - 0.47%
Development Bank of
  Singapore..................     46,000            305
Development Bank of
  Singapore, "A" Shares......     16,500            109
Fraser & Neave, Limited......    541,000          2,426
Hong Kong Land...............    708,847          1,000
Inchcape Berhad..............    325,000            112
Inchcape Motors..............    325,000            554
Singapore Finance, Limited...    387,000            293
Van Der Horst................    440,000            186
                                            -----------
    TOTAL SINGAPORE COMMON
      STOCKS.................                     4,985
                                            -----------
SPAIN COMMON STOCKS - 3.14%
Banco Popular Espanol........     28,000          2,296
Banco Santander SA...........    112,730          5,954

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Iberdrola SA.................    522,757    $     8,403
Repsol SA (BR)...............    100,135          5,486
Telefonica...................    144,000            113
Telefonica de Espana.........    261,900         10,929
                                            -----------
    TOTAL SPAIN COMMON
      STOCKS.................                    33,181
                                            -----------
SOUTH KOREA COMMON STOCKS - 0.10%
Korea Electric Power
  Corporation................     80,860          1,101
                                            -----------
    TOTAL SOUTH KOREA COMMON
      STOCKS.................                     1,101
                                            -----------
SWEDEN COMMON STOCKS - 4.06%
Assidoman AB.................     56,000          1,505
Astra AB, "B" Free...........     55,200          1,098
Autoliv Incorporated.........    105,000          3,189
Electrolux AB, "B"...........     95,015          8,840
Esselte AB, Class "A"........      2,000             45
Esselte AB, Class "B"........     17,000            389
Foreningssparbk..............    178,500          5,582
Granges AB...................     15,000            273
Nordbanken AS................    358,100          2,638
Pharmacia & Upjohn,
  Incorporated...............     91,300          3,982
Skandia Forsakrings AB.......     14,300            996
SKF AB, "B" Free.............     94,600          1,907
Stora Kopparsbergs Bergslags,
  "A"........................    122,100          2,091
Stora Kopparsbergs Bergslags,
  "B"........................     25,800            440
Svedala Industries, "A"
  Free.......................     90,000          2,146
Svenska Cellulosa, "B"
  Free.......................    149,400          4,305
Volvo AB.....................    120,000          3,504
                                            -----------
    TOTAL SWEDEN COMMON
      STOCKS.................                    42,930
                                            -----------
SWITZERLAND COMMON STOCKS - 6.36%
ABB AG.......................      2,840          4,658
Cie Fin Richemont............      3,940          5,648
Forbo Holding AG.............      3,280          1,684
Holderbank Financial
  Glarus-B...................      3,600          3,811
Nestle SA....................      9,541         18,510
Novartis AG..................      2,879          4,760
Schindler Holding AG (BR)....      1,110          1,795
Schweitz Ruckversiche........      3,676          8,112
SGS Holdings.................        240            409
Sig Schweitz Industries AG...     11,140          9,269
Sulzer AG....................      7,017          5,029
Zurich Versicherungs.........      5,700          3,473
                                            -----------
    TOTAL SWITZERLAND COMMON
      STOCKS.................                    67,158
                                            -----------
UNITED KINGDOM COMMON STOCKS - 22.86%
Aggreko, PLC.................    502,977          1,682
Albert Fisher Group, PLC.....    262,500            123
Allied Domecq, PLC...........    510,710          5,252
Arcadia Group................     41,875            329
Arriva.......................    205,000          1,446
Associated British Foods
  Group, PLC.................     78,500            736
Bank of Scotland.............    306,044          3,761
BAT Industries, PLC..........    925,984          8,732
BG, PLC......................  1,332,016          7,116
British Energy, PLC..........    300,000          2,734
British Telecommunications...    732,400          7,954
BTR, PLC.....................  4,577,800         15,213
Bunzl, PLC...................    792,900          3,818
Burmah Castrol, PLC..........    366,050          7,571
Coats Viyella, PLC...........  1,695,330          2,636
Commercial Union, PLC........    474,200          8,872
Cookson Group, PLC...........  1,814,400          8,145
Cortaulds, PLC...............    362,000          2,657
Cortaulds Textiles, PLC......    150,000            805
Danka Business Systems, PLC..    604,100          3,005
Debenhams Retail.............     83,750            549
Diageo.......................    360,590          4,293
Elementis....................    511,260          1,299
English China Claylord
  Group......................    418,610          1,725
Express Dairies..............    250,000            679
General Electric.............    435,000          3,600
Great Universal Stores.......    239,500          3,648
Hanson, PLC..................  1,054,385          6,219
Hillsdown Holdings, PLC......  2,171,600          6,499
Hyder, PLC...................    289,000          4,648
Imperial Chemical
  Industries, PLC............     37,000            672
Imperial Tobacco Group.......    374,100          2,696
Inchcape, PLC................    300,000          1,122
Lex Service..................    350,000          3,540
Lonrho.......................    243,625          1,756
Lucasvarity, PLC.............    610,000          2,726
Medeva, PLC..................  2,156,273          6,417
National Grid Group, PLC.....    255,000          1,646
National Power, PLC..........     50,000            487
National Westminster Bank,
  PLC........................    543,219         10,872
Northern Foods, PLC..........    500,000          1,852
Peninsular & Orient Steam
  Company....................    294,158          4,340
Pilkington, PLC..............        363              1
PowerGen, PLC................    310,400          4,193
Premier Farnell, PLC.........    287,200          1,723
Racal Electronics, PLC.......    390,404          2,170
Reckitt & Coleman, PLC.......    394,754          7,953
RMC Group....................    212,500          3,731
Rolls Royce, PLC.............    243,273          1,135
Royal & Sun Alliance
  Insurance Group............    313,400          3,500
Safeway, PLC.................    459,677          2,740
Salvesen (Christian), PLC....    502,977          1,051
Scapa Group..................    525,000          1,663
Shell Transportation &
  Trading, PLC...............    135,000          1,004

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Somerfield...................    308,000    $     1,742
Southern Electric, PLC.......    151,400          1,411
Storehouse...................    880,000          3,642
Tate & Lyle, PLC.............    764,000          6,132
Tesco, PLC...................    343,819          3,219
Thames Water Group, PLC......    189,800          3,094
Tomkins......................  1,205,668          7,096
Transport Development
  Group......................     28,260            135
Transport Development Group,
  "B" shares.................     50,000             28
Unilever, PLC................    522,900          5,569
Vickers......................    695,000          2,742
WPP Group, PLC...............  1,369,800          8,692
Wolseley.....................    483,300          3,390
                                            -----------
    TOTAL UNITED KINGDOM
      COMMON STOCKS..........                   241,628
                                            -----------
UNITED STATES - 22.54%
FOREIGN SECURITIES DENOMINATED IN U.S. DOLLARS - 1.83%
Cho Hung Bank GDR............    340,000            417
Dairy Farm International.....    908,000          1,162
G P Batteries International,
  Limited....................    137,000            379
Kookmin Bank GDR.............     84,797            561
Kookmin Bank GDR,
  Series "S".................     50,000            331
Jardine Matheson Holdings,
  Limited....................    871,000          3,676
Jardine Strategic............  1,824,000          4,742
New Holland NV...............     80,000          1,960
Nova Corporation.............    225,000          2,559
Sk Telecom, Limited..........    115,051            856
Stolt-Nielsen SA, "B"........     38,000            722
Telmex ADR...................     35,000          1,982
                                            -----------
TOTAL FOREIGN SECURITIES
      DENOMINATED IN U.S.
      DOLLARS................                    19,347
                                            -----------
                                  Par
                                Amount         Value
                               ---------    -----------
                                (dollars in thousands)
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS (NOTE
A) - 4.19%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.94%
Discount Note, 5.41%,
  Due 6/12/1998..............  $   4,435    $     4,407
Discount Note, 5.41%,
  Due 6/15/1998..............      1,365          1,356
Discount Note, 5.39%,
  Due 6/18/1998..............        419            416
Discount Note, 5.40%,
  Due 7/15/1998..............     14,530         14,367
                                            -----------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE CORPORATION...                    20,546
                                            -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.16%
5.40%, Due 5/15/1998.........        384            383
5.41%, Due 6/12/1998.........      1,267          1,259
                                            -----------
    TOTAL FEDERAL NATIONAL
      MORTGAGE ASSOCIATION...                     1,642
                                            -----------
U.S. TREASURY BILLS - 2.09%
Due 5/7/1998.................     13,275         13,264
Due 6/25/1998................      5,482          5,440
Due 7/23/1998................         77             76
Due 9/17/1998................      3,333          3,268
                                            -----------
    TOTAL U.S. TREASURY
      BILLS..................                    22,048
                                            -----------
    TOTAL UNITED STATES
      GOVERNMENT AND
      AGENCY OBLIGATIONS.....                    44,236
                                            -----------
SHORT-TERM INVESTMENTS (NOTE B) - 16.52%
AMR Investments Strategic
  Cash Business Trust........    174,553        174,553
                                            -----------
    TOTAL SHORT-TERM
      INVESTMENTS............                   174,553
                                            -----------
  TOTAL UNITED STATES........                   238,136
                                            -----------
TOTAL INVESTMENTS -
  114.21% (COST $989,636)....                 1,206,900
                                            -----------
LIABILITIES, NET OF OTHER
  ASSETS - (14.21%)..........                  (150,121)
                                            -----------
TOTAL NET ASSETS - 100%......               $ 1,056,779
                                            ===========

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Based on the cost of investments of $989,946 for federal income tax purposes at April 30, 1998, the aggregate gross unrealized appreciation was $257,641, the aggregate gross unrealized depreciation was $40,688, and the net unrealized appreciation of investments was $216,953.
(A) Rates associated with United States Government Bonds represent yield to maturity from time of purchase.
(B) Rates associated with short-term investments represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AB - Company (Sweden)
ADR - American Depository Receipt (United States)
AG - Company (Austria, Germany, Switzerland)
AS - Company (Denmark, Norway, Sweden)
BHD - Berhard (Malaysia)
BR - Bearer (Spain, Switzerland)
CG - Company General (France)
GDR - Global Depository Receipt (United States)
NPV - No Par Value (Belgium)
NV - Company (Netherlands, United States)
OY - Company (Finland)
PLC - Public Limited Corporation (United Kingdom)
SA - Company (Belgium, France, Mexico, Spain, Switzerland, United States) SPA - Company (Italy)

INDUSTRY DIVERSIFICATION
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------
                                                              Percent of
                                                              Net Assets
                                                              ----------
Capital Goods...............................................      7.14%
Consumer Durables...........................................      4.11%
Consumer Non-Durables.......................................     20.20%
Energy......................................................     10.38%
Finance.....................................................     19.91%
Materials and Services......................................     22.94%
Technology..................................................      4.71%
Transportation..............................................      1.49%
Utilities...................................................      2.62%
Fixed-Income................................................      4.19%
Short-Term Investments......................................     16.52%
Other Assets (Liabilities)..................................    (14.21%)
                                                                ------
          NET ASSETS........................................    100.00%
                                                                ======

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                   International
                                                       Equity
                                                    ------------
                                                   (in thousands)
ASSETS:
    Investments in securities at value (cost -
      $989,636)................                       $1,206,900
    Cash, including foreign currency.............         39,405
    Unrealized appreciation on foreign currency
      contracts..................................            149
    Dividends and interest receivable............          4,734
    Reclaims receivable..........................            378
    Receivable for investments sold..............          1,683
    Deferred organization costs, net.............              5
    Other assets.................................              -
                                                      ----------
        TOTAL ASSETS.............................      1,253,254
                                                      ----------
LIABILITIES:
    Payable for investments purchased............         20,375
    Payable upon return of securities loaned.....        174,553
    Management and investment advisory fees
      payable (Note 2)...........................          1,415
    Accrued organization costs...................             33
    Other liabilities............................            471
                                                      ----------
        TOTAL LIABILITIES........................        196,847
                                                      ----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS......................................     $1,056,407
                                                      ==========


                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                 International
                                                    Equity
                                                  ------------
                                                 (in thousands)
INVESTMENT INCOME:
    Interest income.............................    $  1,478
    Dividend income (net of foreign taxes of
      $900 in International Equity Portfolio)...       9,659
    Income derived from securities lending,
      net.......................................          96
                                                    --------
        TOTAL INVESTMENT INCOME.................      11,233
                                                    --------
EXPENSES:
    Management and investment advisory fees
      (Note 2)..................................       1,899
    Custodian fees..............................         356
    Professional fees...........................          18
    Other expenses..............................         197
                                                    --------
        TOTAL EXPENSES..........................       2,470
                                                    --------
NET INVESTMENT INCOME...........................       8,763
                                                    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
    Net realized gain (loss) on investments.....      20,202
    Net realized loss on foreign currency
      transactions..............................      (3,382)
    Change in net unrealized appreciation or
      depreciation of investments...............     121,521
    Change in net unrealized depreciation of
      foreign currency contracts and
      translations..............................     (15,024)
                                                    --------
        NET GAIN (LOSS) ON INVESTMENTS..........     123,317
                                                    --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS....................................    $132,080
                                                    ========

                             See accompanying notes

                                        International Equity
                                    ----------------------------

                                      Six Months
                                        Ended        Year Ended
                                    April 30, 1998   October 31,
                                     (Unaudited)        1997
                                    --------------   -----------
                                          (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income..........    $    8,763      $ 15,411
   Net realized gain (loss) on
    investments and foreign
    currency transactions.........        16,820        21,331
   Change in net unrealized
    appreciation or depreciation
    of investments and foreign
    currency translations.........       106,497        57,105
                                      ----------      --------
      NET INCREASE IN NET ASSETS
        RESULTING FROM
        OPERATIONS................       132,080        93,847
                                      ----------      --------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
   Contributions..................       370,870       397,499
   Withdrawals....................      (208,216)     (134,169)
                                      ----------      --------
      NET INCREASE (DECREASE) IN
        NET ASSETS RESULTING FROM
        TRANSACTIONS IN INVESTORS'
        BENEFICIAL INTERESTS......       162,654       263,330
                                      ----------      --------
NET INCREASE IN NET ASSETS........       294,734       357,177
                                      ----------      --------
NET ASSETS:
   Beginning of period............       761,673       404,496
                                      ----------      --------
   END OF PERIOD..................    $1,056,407      $761,673
                                      ==========      ========
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
-------------------------------------------------------------------------------
RATIOS:
   Expenses to average net assets
    (annualized)..................          0.57%         0.57%
   Net investment income to
    average net assets
    (annualized)..................          2.03%         2.55%
   Portfolio turnover rate........            12%           15%
   Average commission rate paid*..        $0.159         $0.0164


-----------------

* Foreign commissions usually are lower than U.S. commissions when expressed as cents per share due to the lower per share price of many non-U.S. securities.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. The AMR Investment Services International Equity Portfolio (the "Portfolio") is one of the portfolios of the Trust. The Portfolio commenced active operations on November 1, 1995. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolio.

  Security Valuation

     Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the New York Stock Exchange (the "Exchange") or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolio. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Portfolio includes that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain on investments, as appropriate.

  Forward Foreign Currency Contracts

     The Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

  Federal Income and Excise Taxes

     The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Deferred Organization Expenses

     Expenses incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. Investment assets Portfolio are managed by multiple investment advisers which have entered into separate

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

investment advisory and portfolio management services. Investment assets of the portfolio are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .10% of the average daily net assets of the Portfolio plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolio. Management fees are paid as follows (dollars in thousands):

                                                            Net
                                      Amount paid to      Amount
             Management   Management     Investment       paid to
             Fee Rates       Fee          Advisors        Manager
             ----------   ----------   ---------------   -----------
             .25%-.90%       1,900          1,372             528


  Other

     Certain officers or trustees of the Portfolio are also officers of the Manager or American. The Portfolio makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Portfolio compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 1998, the cost of air transportation was not material to the Portfolio.

3.  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 1998 were $309,228 and $99,220, respectively.

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

4.  COMMITMENTS

     In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain
(loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At April 30, 1998, the Portfolio had outstanding forward foreign currency contracts as follows:

                                                                      Settlement                Unrealized
                        Contracts to Deliver                             Date        Value      Gain/(Loss)
                        --------------------                          ----------   ----------   -----------
                                              (amounts in thousands)
79,000  French Franc................................................    6/19/98     $13,165        $ 677
   154  Irish Pound.................................................     5/5/98         217            1
   393  Pound Sterling..............................................     5/5/98         657            1
 1,600  Pound Sterling..............................................    11/9/98       2,653          (20)
 6,100  Pound Sterling..............................................    11/9/98      10,115          (60)
                                                                                    -------        -----
Total contracts to deliver (Receivable amount $27,406)..............                $26,807        $ 599
                                                                                    =======        =====
Contracts to Receive
----------------------------------------------------------------------
                                              (amounts in thousands)
    46  Canadian Dollar.............................................     5/1/98     $    32        $   0
   144  Deutsche Mark...............................................     5/4/98          80            0
29,000  French Franc................................................    6/19/98       4,833         (239)
21,300  French Franc................................................    6/19/98       3,550         (210)
 6,994  Japanese Yen................................................     5/1/98          53            0
21,139  Japanese Yen................................................     5/6/98         160            0
     6  Malaysian Ringgit...........................................     5/4/98           2            0
    14  Malaysian Ringgit...........................................     5/5/98           4            0
   169  Pound Sterling..............................................     5/6/98         283            0
    92  Pound Sterling..............................................     5/7/98         154            0
 1,185  Pound Sterling..............................................     5/1/98       1,981           (1)
                                                                                    -------        -----
Total contracts to receive (Payable amount $11,582).................                $11,132        $(450)
                                                                                    =======        =====



5.  SECURITIES LENDING

     The Portfolio participates in a securities lending program under which securities are loaned to selected institutional investors. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that at all times equal at least 100% of the market value of the loaned securities plus accrued interest. The Portfolio may bear the risk of delay in recovery

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

of, or even loss of rights in, the securities loaned should the borrower of securities fail financially. The Portfolio receives fee income or the interest on the collateral less any fees and rebates paid to agents and transferees of securities. The Portfolio also continues to receive interest on the securities loaned, and any gain or loss in the market price of securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

     At April 30, 1998, securities with a market value of approximately $173,137 were loaned by the Portfolio. The Custodian for the Portfolio held an investment in the AMR Investments Strategic Cash Business Trust (the "Business Trust") totaling $174,553. In addition, the Custodian held non-cash collateral totaling $3,616. The Manager serves as Trustee and as investment adviser to the Business Trust. The Manager receives from the Business Trust an annualized fee equal to 0.10% of the average daily net assets of the Business Trust.